Earnings Per Share (Tables)	12 Months Ended
Feb. 28, 2026
NET LOSS PER SHARE
Schedule of basic and diluted earnings per common share

	For the years ended
	February 28, 2026	February 28, 2025
Numerator – basic and diluted
Net Loss	$(7,041,333)	$(5,109,342)
Denominator
Weighted average number of common shares outstanding —basic	59,597,091	55,613,386
Weighted average number of common shares outstanding —diluted	59,597,091	55,613,386
Loss per common share — basic	$(0.12)	$(0.09)
Loss per common share — diluted	$(0.12)	$(0.09)